PATENTS AND LICENSES	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
PATENTS AND LICENSES
7.	PATENTS AND LICENSES

Cost
Balance, January 1, 2023	$1,058,936
Additions	79,111
Balance, December 31, 2023	1,138,047
Additions	196,997
Balance, December 31, 2024	1,335,044
Additions	46,537
Balance, December 31, 2025	1,381,581

Accumulated Amortization
Balance, January 1, 2023	548,231
Amortization	87,761
Balance, December 31, 2023	635,992
Amortization	92,344
Balance, December 31, 2024	728,336
Amortization	96,870
Balance, December 31, 2025	825,206

Carrying Amounts
At December 31, 2023	$502,055
At December 31, 2024	$606,708
At December 31, 2025	$556,375